WARRANTS - Issued with Series B Preferred Stock (Details) - 2018 Warrants - Warrants Issued with Series B Preferred Stock $ / shares in Units, $ in Millions	2 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2019 Y Rate
Warrants
Warrants to purchase common stock (in shares) | shares	72,261
Warrants to purchase common stock (in dollars) | $	$ 0.2
Exercise price (in dollars per share) | $ / shares	$ 8.24
Expiration term	10 years
Contractual term (in years)
Warrants
Measurement input | Y		10.0
Volatility
Warrants
Measurement input		0.7322
Risk-free interest rate
Warrants
Measurement input		0.0270
Dividend yield
Warrants
Measurement input		0.0000